UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08918

HC Capital Trust

(Exact name of Registrant as specified in charter)

Five Tower Bridge, 300 Barr Harbor Drive, 5th Floor, West Conshohocken, PA 19428

(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code:	800-242-9596

Date of fiscal year end:	April 30

Date of reporting period:	April 30, 2023

Item 1. Reports to Stockholders.

Annual Report

The Intermediate Term Municipal Bond II Portfolio

April 30, 2023

HC CAPITAL TRUST	Annual Report

April 30, 2023

Table of Contents

Management Discussion of Portfolio Performance	1
Portfolios of Investments	6
Statements of Assets and Liabilities	10
Statements of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	13
Notes to Financial Statements	14
Report of Independent Registered Public Accounting Firm	20
Additional Information	22

Fiscal Year 2023 Summary

General Market

(Unaudited — April 30, 2023)

The Intermediate Term Municipal Bond II Portfolio of the HC Capital Trust provide clients with diversified exposure to multiple asset classes (for both taxable and institutional investors). The Portfolio diversifies, where appropriate, across multiple independent investment advisory organizations (“Specialist Managers”) and strategies. The Portfolio enables the construction of custom asset allocation portfolios that best meet clients’ overall investment policies and objectives. Depending upon the objective, each Portfolio will generally seek to deliver performance that exceeds, or is in-line with, the benchmark for the Portfolio as well as a peer universe of mutual funds with similar investment strategies.

Financial markets rebounded during the Fiscal Year with the MSCI World Index up 11.33%. During the 10 month period ended April 30, 2023, markets declined in the aftermath Russia’s invasion of Ukraine. Rising prices of energy and commodities exacerbated already elevated inflation and supply chain constraints. The Consumer Price Index increased by 9.1% year-over-year in June 2022 – the largest 12-month increase in over four decades. The Fed and other Central Banks rapidly increased interest rates to quell inflation expectations, increasing the prospects for a global recession. Markets recovered as inflation began to abate in the second half of the calendar year. Ebbing inflation allowed the Federal Reserve to temper its rate hiking by the late Spring of 2023. As a result, stocks generally benefitted from improving interest rate environment.

The S&P 500 rose 11.70% by the end of the fiscal year. Growth stocks outperformed Value stocks as inflation moderated. The Russell 1000® Value Index rose by 8.79% compared to the Russell 1000® Growth Index which rose 13.78% during the Fiscal Year. The MSCI EAFE Index rose by 18.28% and the MSCI Emerging Markets Index declined 0.30% in U.S. Dollar terms for the Fiscal Year. The U.S. 10-year Treasury yield rose from 3.01% to 3.55% over the year. The Bloomberg U.S. Aggregate Bond Index rose 0.51% during the year.

The Intermediate Term Municipal Bond II Portfolio provided results consistent with their stated objectives over the 10 month period ended April 30, 2023. The performance of The Intermediate Term Municipal Bond II Portfolio is listed in the table below and detailed summaries of the objectives, managers, and results are contained in the subsequent sections.

HC Capital Trust Portfolios	10 Month Return
The Intermediate Term Municipal Bond II Portfolio	-1.65%
Bloomberg 5-Year General Obligation Municipal Index[1]	1.62%
Bloomberg Managed Money Short/Intermediate Index[2]	2.50%

In reviewing the table above and the remainder of this report, note that past performance does not guarantee future results. The remainder of this report contains more specific details about the performance, strategy and managers in each of the Portfolios.

[1]

The Bloomberg 5-Year General Obligations Municipal Index is an unmanaged index generally representative of investment grade fixed-rate debt obligations issued by state and local government entities, with maturities of no more than six years.

[2]

The Bloomberg Managed Money Short/Intermediate Index is a rules-based and market-value weighted index that measures the performance of the publicly traded municipal bonds that cover the USD-denominated short/intermediate term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.

The Intermediate Term Municipal Bond II Portfolio

(Unaudited)

The Intermediate Term Municipal Bond II Portfolio (the “Portfolio”) managed by Breckinridge Capital Advisors, Inc. (“Breckinridge”) and City of London Investment Management Company, Limited (“City of London”) returned -1.65% for the 10 month period ended April 30, 2023 compared to 1.62% for the Bloomberg 5-Year General Obligation Municipal Index1, 2.50% for the Bloomberg Managed Money Short/Intermediate Index2 and 2.61% for the average manager in the Lipper3 universe of Intermediate Municipal Debt Funds.4

The underperformance relative to the Index was driven by two effects. The first was the allocation to City of London’s strategy. City of London manages a portfolio of closed-end funds which each hold underlying portfolios of municipal bonds. The strategy under-performed dramatically from widening discounts to net asset value and declining net asset values due to levered exposure to duration in the underlying funds held in the strategy. Also, during the period, the Adviser held a large allocation to cash within the fund for temporary defensive purposes. This cash allocation underperformed during a rally in the long-end of the municipal fixed income curve.

The Breckinridge strategy underperformed the benchmark and outperformed the peer universe. The Portfolio’s higher quality bias modestly detracted from performance, which was offset by a modest contribution from security selection. Breckinridge maintains a diversified portfolio structure invested only in high-grade, intermediate-term municipal bonds.

[1]

The Bloomberg 5-Year General Obligation Municipal Index is an index generally representative of investment grade fixed rate debt obligations issued by state and local government entities, with maturities of no more than six years. This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only, as it is not possible to invest directly in a securities index.

[2]

The Bloomberg Managed Money Short/Intermediate Index is a rules-based and market-value weighted index that measures the performance of the publicly traded municipal bonds that cover the USD-denominated short/intermediate term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds. This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only, as it is not possible to invest directly in a securities index.

[3]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

[4]	During the fiscal year, Parametric Portfolio Associates, LLC was also under contract to manage the Portfolio but did not have assets allocated to it.

The chart represents historical performance of a hypothetical investment of $10,000 in The Intermediate Term Municipal Bond II Portfolio for the 10-year period ended 6/30/2022 plus 10 months ended 4/30/2023, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio’s performance above is compared to the Bloomberg 5-Year General Obligation Municipal Index and the Bloomberg Managed Money Short/Intermediate Index. The indices are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Intermediate Term Municipal Bond II Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or redemptions of the Portfolio’s shares.

Expense Ratio
HC Strategic Shares 0.69%
HC Advisors Shares 0.94%1

[1]	HC Advisors Shares include Distribution Plan fees of 0.25% which are voluntarily waived by the Adviser. Such waiver is not reflected in the expense ratio shown.

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio.Additional information pertaining to the April 30, 2023, expense ratios can be found in the financial highlights.

Conclusion

The performance of the Portfolio for the fiscal year was consistent with our expectations. We are maintaining a neutral weight to global equities. While corporate earnings were incredibly strong during the fiscal year, companies face multiple headwinds in the year ahead. Wages and input costs are increasing, interest rates are rising and surveys point to a slowdown in business activities. As the economy slows, earnings expectations are likely to be revised downwards, which could weigh on investor sentiment. However, equity valuations remain attractive as the equity risk premium for U.S., International Developed and Emerging Markets is above its long-term average.

We continue to seek to broaden the opportunity set of investment portfolios available to our clients for fulfilling their asset allocation and investment policy objectives. We also continue to maintain a comprehensive dual-track, investment management and compliance review and due diligence processes to identify, select, implement, monitor and manage the investment managers and investment strategies we employ within each Portfolio.

Finally, we are constantly seeking ways to improve our management of each Portfolio. We continue to explore new strategies that exploit more differentiated opportunities among factor-based investment styles. As ever, we appreciate your continued trust and confidence.

HC Capital Solutions

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments — April 30, 2023

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds — 74.52%
	Alabama — 2.40%
$1,415	Birmingham Alabama Special Care Facilities Financing Authority Health Care Facility Revenue, Callable 6/1/25 @ 100.00	5.00	6/1/29	$1,486
260	Pell City Alabama, GO, Series A (Pre-Refunded/Escrowed to Maturity)	5.00	2/1/26	269
				1,755
	Alaska — 2.15%
1,495	State of Alaska, GO, Series A, Callable 8/1/25 @ 100.00	5.00	8/1/29	1,576

	Connecticut — 1.94%
870	State of Connecticut Special Tax Revenue, Series A, Callable 5/1/30 @ 100.00	4.00	5/1/36	902
465	State of Connecticut, GO, Series E, Callable 9/15/28 @ 100.00	5.00	9/15/32	521
				1,423
	Florida — 4.66%
500	Florida State Board of Education Lottery Revenue, Series A	5.00	7/1/26	536
1,300	State of Florida Department of Transportation Revenue, Callable 7/1/28 @ 100.00	5.00	7/1/31	1,459
1,200	State of Florida, GO, Series A	5.00	7/1/30	1,414
				3,409
	Georgia — 3.90%
1,415	State of Georgia, GO, Series A	5.00	7/1/28	1,591
1,150	Walton Industrial Building Authority Revenue	4.00	2/1/31	1,262
				2,853
	Illinois — 4.15%
730	Chicago O’Hare International Airport Revenue, Series B, Callable 1/1/25 @ 100.00	5.00	1/1/28	751
1,095	Highland Park Park District Revenue	5.00	12/15/30	1,267
945	Illinois Finance Authority Revenue	5.00	1/1/27	1,022
				3,040
	Kentucky — 1.89%
1,220	Louisville and Jefferson County Metropolitan Sewer District Revenue, Series A	5.00	5/15/29	1,385

	Maryland — 1.97%
1,190	County of Howard MD, GO, Series A, Callable 8/15/32 @ 100.00	5.00	8/15/34	1,441

	Nevada — 2.65%
800	Nevada State System of Higher Education Certificates of Participation Revenue, Series A, Callable 7/1/24 @ 100.00	5.00	7/1/26	821
980	State of Nevada, GO, Series A	5.00	5/1/29	1,120
				1,941
	New Jersey — 1.63%
1,000	New Jersey Educational Facilities Authority Revenue, Series C	5.00	3/1/31	1,195

	New Mexico — 1.56%
1,025	Albuquerque Municipal School District No. 12, GO, Callable 8/1/28 @ 100.00 (State Aid Withholding)	5.00	8/1/29	1,144

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments (continued) — April 30, 2023

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	New York — 3.66%
$570	City of New York, GO, Series 1	5.00	4/1/31	$676
900	New York City Municipal Water Finance Authority Revenue, Series EE	5.00	6/15/29	1,034
855	New York City Transitional Finance Authority Future Tax Secured Revenue, Series E-1	5.00	11/1/28	967
				2,677
	North Carolina — 2.67%
1,500	North Carolina State Revenue, Series B	5.00	5/1/27	1,644
300	University of North Carolina at Greensboro Revenue	5.00	4/1/25	312
				1,956
	Ohio — 5.12%
700	American Municipal Power, Inc. Revenue, Series A, Callable 2/15/24 @ 100.00	5.00	2/15/27	710
1,000	Butler County Ohio Hospital Facilities Revenue, Series X	5.00	5/15/29	1,144
500	Ohio State Hospital Facility Revenue, Series A, Callable 1/1/28 @ 100.00	5.00	1/1/30	550
1,200	State of Ohio, GO, Series V	5.00	5/1/28	1,347
				3,751
	Oklahoma — 2.22%
1,345	Oklahoma Water Resources Board Revenue	5.00	4/1/32	1,627

	South Dakota — 2.50%
1,675	South Dakota Board of Regents Revenue, Callable 10/1/27 @ 100.00	5.00	4/1/29	1,832

	Tennessee — 1.89%
1,215	County of Hamblen, GO	5.00	5/1/29	1,387

	Texas — 13.44%
1,550	City of Missouri City Texas, GO, Callable 6/15/26 @ 100.00	5.00	6/15/30	1,696
300	City of Pearland Texas, GO, Callable 3/1/27 @ 100.00	5.00	3/1/29	328
1,250	Conroe Independent School District, GO, Callable 2/15/25 @ 100.00 (PSF-GTD)	5.00	2/15/30	1,304
1,500	Harris County Texas Cultural Education Facilities Finance Corp. Medicine Facilities Revenue, Callable 10/1/25 @ 100.00	5.00	10/1/27	1,577
1,545	Harris County Texas Revenue, Series A, Callable 8/15/26 @ 100.00	5.00	8/15/30	1,682
250	North Texas Tollway Authority Revenue, Series A, Callable 1/1/24 @ 100.00	5.00	1/1/25	253
1,335	Spring Independent School District, GO	5.00	8/15/30	1,557
1,200	Waller Consolidated Independent School District, GO (BAM)	5.00	2/15/33	1,430
				9,827
	Virginia — 3.45%
1,215	City of Chesapeake VA, GO, Series A, Callable 8/1/27 @ 100.00	5.00	8/1/31	1,343
1,065	Loudoun County Economic Development Authority Revenue, Series A	5.00	12/1/27	1,182
				2,525
	Washington — 9.11%
1,370	King County School District No. 401 Highline, GO, Callable 12/1/26 @ 100.00 (SCH BD GTY)	5.00	12/1/31	1,470
1,050	King County School District No. 405 Bellevue, GO, Callable 12/1/27 @ 100.00 (SCH BD GTY)	5.00	12/1/29	1,173
1,250	King County School District No. 410 Snoqualmie Valley, GO, Callable 6/1/27 @ 100.00 (SCH BD GTY)	5.00	12/1/27	1,375
575	King County Washington, GO, Callable 1/1/29 @ 100.00	5.00	1/1/30	656
790	State of Washington, GO, Series C	5.00	2/1/32	946
1,000	State of Washington, GO, Series R, Callable 1/1/25 @ 100.00	5.00	7/1/27	1,043
				6,663

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments (continued) — April 30, 2023

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	West Virginia — 1.56%
$1,000	State of West Virginia, GO, Series A, Callable 6/1/29 @ 100.00	5.00	6/1/33	$1,139

	Total Municipal Bonds			54,546
Shares
	Investment Companies — 24.34%
147,650	BlackRock California Municipal Income Trust			1,744
1,060,042	BlackRock Liquidity Funds MuniCash			1,060
130,222	BlackRock Municipal Income Fund, Inc.			1,496
70,474	BlackRock MuniYield Fund, Inc.			743
132,761	BlackRock MuniYield Quality Fund III, Inc.			1,476
71,012	DTF Tax-Free Income 2028 Term Fund, Inc.			781
129,929	DWS Municipal Income Trust			1,129
84,863	Eaton Vance California Municipal Bond Fund			760
121,000	Eaton Vance Municipal Bond Fund			1,246
10,758	Federated Hermes Premier Municipal Income Fund			115
60,560	Invesco Quality Municipal Income Trust			590
139,817	Nuveen AMT-Free Quality Municipal Income Fund			1,553
65,000	Nuveen California Quality Municipal Income Fund			709
63,013	Nuveen Municipal Credit Income Fund			735
132,044	Nuveen Quality Municipal Income Fund			1,515
80,817	PIMCO California Municipal Income Fund II			503
39,879	Pioneer Municipal High Income Opportunities Fund, Inc.			323
64,655	Pioneer Municipal High Income Opportunities Fund, Inc.			691
278,614	State Street Institutional Treasury Plus Money Market Fund, Trust Class	4.70(a)		279
36,627	Western Asset Managed Municipals Fund, Inc.			371
	Total Investment Companies			17,819

	Total Investments (cost $77,112) — 98.86%			72,365
	Other assets in excess of liabilities — 1.14%			833
	Net Assets — 100.00%			$73,198

(a)	Annualized 7-day yield as of period-end.

AMT—Alternative Minimum Tax

BAM—Build America Mutual

GO—General Obligation

PSF-GTD—Public School Fund Guaranteed

SCH BD GTY—School Board Guaranty

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments (concluded) — April 30, 2023

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of April 30, 2023.

The Intermediate Term Municipal Bond II Portfolio	Breckinridge Capital Advisors, Inc.	City of London Investment Management Company, Limited	HC Capital Solutions	Total
Municipal Bonds	74.52%	—	—	74.52%
Investment Companies	0.38%	22.51%	1.45%	24.34%
Other Assets (Liabilities)	1.00%	0.41%	-0.27%	1.14%
Total Net Assets	75.90%	22.92%	1.18%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Assets and Liabilities

As of April 30, 2023

(Amounts in thousands, except per share amounts)

The Intermediate Term Municipal Bond II Portfolio
ASSETS:
Investments in securities, at fair value	$72,365
Cash	274
Dividends and interest receivable	787
Prepaid expenses	11
Total assets	73,437
LIABILITIES:
Distributions payable	9
Payable for portfolio shares redeemed	191
Advisory fees payable	12
Management fees payable	3
Administrative services fees payable	6
Trustee fees payable	1
Professional fees payable	12
Custodian fees payable	2
Other accrued expenses	3
Total liabilities	239
NET ASSETS	$73,198
NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value	$8
Additional paid-in capital	80,495
Total distributable earnings/(loss)	(7,305)
Net Assets	$73,198
NET ASSETS:
HC Strategic Shares	$73,198
Total	$73,198
SHARES OF BENEFICIAL INTEREST OUTSTANDING (Unlimited number of shares authorized; par value $0.001):
HC Strategic Shares	8,127
Total	8,127
Net Asset Value, offering and redemption price per share: (a)
HC Strategic Shares	$9.01

Investments in securities, at cost	$77,112

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Operations

(Amounts in thousands)

	The Intermediate Term Municipal Bond II Portfolio
	Ten Months Ended April 30, 2023(a)	Year Ended June 30, 2022
INVESTMENT INCOME:
Interest	$858	$1,224
Dividends	904	878
Total Investment Income	1,762	2,102
EXPENSES:
Advisory fees	117	169
Management fees	32	45
Administrative services fees	46	56
Professional fees	36	16
Transfer agent fees	2	2
Compliance service fees	2	2
Custodian fees	16	12
Registration and filing fees	6	17
Trustee fees	6	6
Other	8	10
Net Expenses	271	335
Net Investment Income	1,491	1,767
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investments	(2,390)	18
Change in unrealized appreciation/(depreciation) on investments	1,927	(10,629)
Net realized/unrealized gains/(losses) from investments	(463)	(10,611)
Change in net assets resulting from operations	$1,028	$(8,844)

(a)	Effective April 30, 2023, the Fund’s fiscal year-end changed from June 30 to April 30.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets

(Amounts in thousands)

	The Intermediate Term Municipal Bond II Portfolio
	Ten Months Ended April 30, 2023(a)	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021
Operations:
Net investment income	$1,491	$1,767	$1,519
Net realized gains/(losses) from investments	(2,390)	18	876
Change in unrealized appreciation/(depreciation) from investments	1,927	(10,629)	48
Change in net assets resulting from operations	1,028	(8,844)	2,443
Distributions to Shareholders:
HC Strategic Shares	(1,493)	(2,832)	(1,640)
Change in net assets resulting from distributions	(1,493)	(2,832)	(1,640)
HC Strategic Shares
Proceeds from shares issued	67,516	13,703	14,381
Proceeds from reinvestment of dividends	1,372	2,658	1,552
Cost of shares redeemed	(82,226)	(7,422)	(6,984)
Change in net assets from HC Strategic Shares of beneficial interest	(13,338)	8,939	8,949
Change in net assets from shares of beneficial interest	(13,338)	8,939	8,949
Change in net assets	(13,803)	(2,737)	9,752
Net Assets:
Beginning of period	87,001	89,738	79,986
End of period	$73,198	$87,001	$89,738
Share Transactions:
HC Strategic Shares
Issued	7,645	1,358	1,358
Reinvested	151	260	147
Redeemed	(8,975)	(742)	(661)
Change in HC Strategic Shares	(1,179)	876	844
Total change in shares	(1,179)	876	844

(a)	Effective April 30, 2023, the Fund’s fiscal year-end changed from June 30 to April 30.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:				Distributions to Shareholders:						Ratios/Supplementary Data:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)		Net Realized/ Unrealized Gains/ (Losses) on Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return(a)	Net Assets, at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers*(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers*(b)	Ratio of Net Investment Income/ (Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)
The Intermediate Term Municipal Bond II Portfolio
HC Strategic Shares
Ten Months ended April 30, 2023(d)	$9.35	$0.17	(e)	$(0.32)	$(0.15)	$(0.19)	—	$(0.19)	$9.01	(1.65)%	$73,198	0.42%	0.42%	2.31%	46%
Year Ended June 30, 2022	10.64	0.20	(e)	(1.17)	(0.97)	(0.20)	$(0.12)	(0.32)	9.35	(9.35)%	87,001	0.37%	0.37%	1.96%	22%
Year Ended June 30, 2021	10.54	0.19	(e)	0.11	0.30	(0.19)	(0.01)	(0.20)	10.64	2.92%	89,738	0.32%	0.32%	1.80%	39%
Year Ended June 30, 2020	10.38	0.20	(e)	0.18	0.38	(0.21)	(0.01)	(0.22)	10.54	3.69%	79,986	0.30%	0.30%	1.95%	8%
Year Ended June 30, 2019	10.09	0.22	(e)	0.30	0.52	(0.22)	(0.01)	(0.23)	10.38	5.26%	78,705	0.31%	0.31%	2.16%	17%
Year Ended June 30, 2018	10.30	0.22		(0.21)	0.01	(0.22)	— (f)	(0.22)	10.09	0.07%	77,455	0.27%	0.27%	2.14%	22%
HC Advisors Shares
Period Ended June 30, 2019(g)	$10.09	0.22		0.05	0.27	$(0.18)	$(0.01)	$(0.19)	$10.17	2.78%	—	0.56%	0.30%	2.18%	17%
Year Ended June 30, 2018	10.30	0.22		(0.21)	0.01	(0.22)	— (f)	(0.22)	10.09	0.07%	$260	0.52%	0.27%	2.13%	22%

*	The expense ratios reflected do not include acquired fund fees and expenses of investment companies, in which a portfolio invests.
(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	Effective April 30, 2023, the Fund’s fiscal year-end changed from June 30 to April 30.
(e)	Per share amounts are based on average shares outstanding.
(f)	Amount rounds to less than $0.005 per share.
(g)	HC Advisors Shares are still offered, but were fully redeemed on May 1, 2019.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Notes to Financial Statements — April 30, 2023

1. DESCRIPTION. HC Capital Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management series investment company. The Trust is a Delaware statutory trust which was organized on December 15, 1994. As of April 30, 2023, The Trust offered seventeen separate investment portfolios (the “Portfolios”). The accompanying financial statements are those of The Intermediate Term Municipal Bond II Portfolio (the “Portfolio”). Financial statements for all other portfolios in the Trust are published separately.

The Portfolio is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 each in two classes of shares: HC Advisors Shares and HC Strategic Shares. As of April 30, 2023, the HC Advisors Shares were not active. Each class of shares has identical rights and privileges except with respect to voting rights on matters affecting a single class of shares. The Trust’s investment adviser is HC Capital Solutions (the “Adviser”), an operating division of Hirtle Callaghan & Co., LLC.

As of April 30, 2023, the Portfolio is a diversified Portfolio under the 1940 Act.

As is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that also permit the indemnification of parties to the contract under certain circumstances. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

The Trust’s Board of Trustees (the “Board”), upon recommendation from the Adviser, approved a change to the Portfolio’s fiscal year end from June 30 to April 30. As a result, the fiscal ten months ended April 30, 2023 is a ten month reporting period (such change in year-end meets the automatic consent provisions of the Internal Revenue Service).

On March 14, 2023, the Board approved a reorganization whereby The Intermediate Term Municipal Bond Portfolio, another portfolio in the Trust, will acquire all of the assets and liabilities of the Portfolio and costs related to the reorganization will be borne by both Portfolios.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies followed by the Portfolio in the preparation of its financial statements. The Portfolio is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services — Investment Companies.” The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The presentation of the Portfolio’s financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Portfolio Valuation. The net asset value (“NAV”) per share of the Portfolio is determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally at 4:00 p.m. Eastern time, on days the NYSE is open. Each class’s NAV per share is calculated by adding the market value or fair value, as applicable, of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares.

B. Securities Valuation. Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures adopted by the Board. Pursuant to such procedures, the Portfolio may use a pricing service, bank, or broker-dealer experienced in such matters to value the Portfolio’s securities. When reliable market quotations are not readily available for any security, the Board has designated the Advisor as its fair valuation designee to perform fair value determinations. The fair valuation process is designed to value the security at the price the Portfolio would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

For disclosure purposes, the Trust has a three-tier fair value hierarchy that is dependent upon the observability of various “inputs” used to determine the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

HC CAPITAL TRUST

Notes to Financial Statements (continued) — April 30, 2023

●	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfer in and out of an assigned level within the fair value hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Mutual Funds: Mutual funds are valued at their respective daily net asset value and are typically categorized as Level 1 in the fair value hierarchy.

Fixed Income Securities (Corporate, Municipal and Foreign Bonds, U.S. Government and Agency Securities): Fixed income securities are valued using various inputs including benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy.

Asset-Backed and Mortgage-Backed Securities: In addition to the inputs discussed above for fixed-income securities, asset-backed and mortgage-backed securities are valued using new issue data, monthly payment information and collateral performance, and are typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the inputs used to value the following Portfolio’s securities as of April 30, 2023 (amounts in thousands). The breakdown of investment categorization is disclosed in the Schedule of Portfolio Investments for the Portfolio.

Portfolio	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total
Intermediate Municipal II Portfolio
Municipal Bonds	$—	$54,546	$—	$54,546
Investment Companies	17,819	—	—	17,819
Total Investment Securities	$17,819	$54,546	$—	$72,365

Amounts designated as “—” are $0 or have been rounded to $0.

C. Securities Transactions and Investment Income. For financial reporting purposes, portfolio securities transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recognized on the ex-dividend date and foreign dividends are recognized as soon as reliable information is available from the Portfolio’s sources. Interest income, including amortization of premium and accretion of discount on investments, is accrued daily. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of the securities received. Realized gains and losses from securities transactions are determined by comparing the identified cost of the security lot sold to the net sales proceeds. Realized gains and losses from principal payment transactions on mortgage-backed and asset- backed securities are classified as investment income or loss for financial reporting purposes.

For certain securities, the Portfolio records distributions received in excess of income as a reduction of the cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolio records adjustments to the estimated amounts of the components of distributions to investment income, unrealized appreciation/depreciation and realized gain/loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.

D. Restricted Securities. A restricted security is a security that cannot be offered for public sale without prior registration under the Securities Act of 1933 (the “1933 Act”) (absent an exemption). Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — April 30, 2023

E. Allocations. Expenses directly attributable to a Portfolio are charged to that Portfolio. Class-specific expenses, if any, are borne by that class. Other expenses are allocated proportionately among the Portfolios in relation to the net assets of each Portfolio or by another appropriate method. Income, non-class-specific expenses and realized and unrealized gains and losses are allocated to the respective classes based on relative net assets.

F. Dividends and Capital Gain Distributions to Shareholders. The Portfolio declares and distributes dividends from net investment income, if any, on a monthly basis. Net realized capital gains, if any, are declared and distributed at least annually.

3. INVESTMENT ADVISORY AND ADMINISTRATIVE CONTRACTS. The Trust has entered into investment advisory contracts (“Portfolio Management Contracts”) on behalf of the Portfolio with one or more investment management organizations (each, a “Specialist Manager”). Each Specialist Manager is responsible for providing a continuous program of investment management for that portion of the Portfolio allocated to it and for placing all orders for the purchase and sale of securities and other instruments for such portion of the Portfolio. Except as noted, each Specialist Manager earns a fee, accrued daily and paid either monthly or quarterly, based on average daily net assets of that portion of the Portfolio managed.

For the ten months ended April 30, 2023, the Portfolio incurred the following investment advisory fees, before any applicable fee waivers, with respect to the services of the indicated Specialist Manager(s) as reflected on the Statements of Operations as “Advisory fees.” The following annual fee rates are applied to the portions of the Portfolio that are managed by the Specialist Managers in determining amounts earned, except as footnoted.

Intermediate Municipal II Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Breckinridge Capital Advisors, Inc.	$51	0.125%
City of London Investment Management Company, Limited	66	0.45%
Parametric Portfolio Associates, LLC (Options Overlay Strategy)	—	N/A (a)
Total	$117	0.18%

Amounts designated as “—” are $0 or have been rounded to $0.

(a)

Specialist Manager approved by the Board but a strategy to which no assets were allocated during the ten months ended April 30, 2023. With respect to its Options Overlay Strategy, Parametric receives a fee, which shall be calculated daily and payable in arrears, of $4,500 per calendar month for each Portfolio, provided that such fee will be waived with respect to the calendar month during which no Portfolio assets were allocated to the Options Overlay Strategy in that Portfolio.

Pursuant to discretionary investment advisory agreements between the Trust and the Adviser, the Adviser is paid a fee which is accrued daily and paid monthly at an annual rate of 0.05% of average daily net assets. The fees that the Adviser receives are listed as “Management fees” on the Statements of Operations. The Adviser continuously monitors the performance of various investment management organizations, including the Specialist Managers retained by the Trust, and generally oversees the services provided to the Trust by its administrator, custodian and other service providers. The Adviser is also authorized to allocate and reallocate assets among Specialist Managers in multi-manager portfolios of the Trust from time to time without additional authorization of the Board. In addition, the Adviser makes its officers available to serve as officers and/or Trustees of the Trust, and maintains office space sufficient for the Trust’s principal office. The Securities and Exchange Commission has issued an order that permits the Trust to enter into portfolio management agreements with Specialist Managers upon the approval of the Board but without submitting such contracts for the approval of the shareholders of the relevant Portfolio under certain circumstances.

Citi Fund Services Ohio, Inc. (“Citi”) provides administrative and fund accounting services. The fees for these services are disclosed as “Administrative service fees” on the Statements of Operations. The fees are accrued daily and payable on a monthly basis at an annual rate of 0.0506% of the Trust’s Portfolio’s average daily net assets up to $6 billion; 0.0047% of the Trust’s Portfolio’s average daily net assets between $6 billion and $12 billion; and 0.0276% of average daily net assets in excess of $12 billion. Citi receives additional fees paid by the Trust for compliance services, regulatory reporting services and reimbursement of certain expenses.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — April 30, 2023

FIS Investor Services LLC, a wholly-owned subsidiary of Fidelity National Information Services, provides dividend and capital gains disbursing agent and transfer agency services. The fees for these services are disclosed as “Transfer agency fees” on the Statements of Operations. The fees are accrued daily and payable on a monthly basis at an annual rate of 0.0034% of the Trust’s Portfolios’ average daily net assets up to $6 billion; 0.0003% of the Trust’s Portfolios’ average daily net assets between $6 billion and $12 billion; and 0.0019% of average daily net assets in excess of $12 billion.

The Trust has adopted a Distribution Plan for the HC Advisors Shares under which the Adviser may receive compensation for distribution services. Under the Distribution Plan, which was adopted pursuant to Rule 12b-1 under the 1940 Act, the Adviser is entitled to receive a fee of up to 0.25% annually of the average daily net assets attributable to the HC Advisors Shares. The Adviser has voluntarily waived all fees associated with the Distribution Plan through April 30, 2023 and there is no current intention to collect such a fee in the future.

Ultimus Fund Distributors, LLC (“Ultimus”) provides certain distribution services to the Trust. Ultimus receives an annual fee of $50,000 for performing the services listed under its agreement with the Trust. None of Ultimus’ duties under its agreement are primarily intended to result in the sale of Trust shares.

Foreside Fund Officer Services LLC (dba ACA Group) provides CCO services to the Trust pursuant to a Compliance Services Agreement assigned to Foreside effective December 7, 2021 by Alaric Compliance Services LLC (“Alaric”) following Foreside Financial Group, LLC’s acquisition of Alaric. Through April 30, 2023, the Trust paid an annual fee of $164,000 for such services.

4. PURCHASE AND SALE TRANSACTIONS. The aggregate cost of purchases and proceeds from sales of investment securities, other than long-term U.S. government securities, TBA securities and short-term securities, for the ten months ended April 30, 2023 were as follows (amounts in thousands):

Portfolio	Purchases	Sales
Intermediate Municipal II Portfolio	$29,851	$37,424

5. FEDERAL INCOME TAXES. It is the policy of the Portfolio to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve it (but not the shareholders) from all, or substantially all, federal income taxes. The Portfolio may, under certain circumstances, utilize equalization accounting for tax purposes by designating earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

The Trust has evaluated tax positions taken or expected to be taken in the course of preparing each Portfolio’s tax returns to determine whether it is more likely than not (i.e., greater than 50-percent chance) that each tax position will be sustained upon examination by a tax authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally the last three tax year ends 2020 to 2022, and the interim tax period since then). The determination has been made that there are no uncertain tax positions that would require the Portfolio to record a tax liability and, therefore, there is no impact to the Portfolio’s financial statements. Furthermore, management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

A. As of April 30, 2023, the cost basis of investments for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows (amounts in thousands):

Portfolio	Tax Cost of Investments	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Unrealized Appreciation / (Depreciation)
Intermediate Municipal II Portfolio	$77,138	$—	$(4,772)	$(4,772)

HC CAPITAL TRUST

Notes to Financial Statements (continued) — April 30, 2023

The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales and the difference between book and tax accretion methods for market discount.

B. Tax Characteristics of Distributions Paid

The tax characteristics of distributions paid during the ten months ended April 30, 2023 and fiscal years ended June 30, 2022 and June 30, 2021, respectively, were as follows (amounts in thousands):

	Distributions Paid From:
Ten Month Period Ended April 30, 2023	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax-Exempt Distributions	Total Distributions Paid*
Intermediate Municipal II Portfolio	$119	$—	$119	$1,345	$1,464

	Distributions Paid From:
Year Ended June 30, 2022	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax-Exempt Distributions	Total Distributions Paid*
Intermediate Municipal II Portfolio	$243	$851	$1,094	$1,734	$2,828

	Distributions Paid From:
Year Ended June 30, 2021	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax-Exempt Distributions	Total Distributions Paid*
Intermediate Municipal II Portfolio	$2	$114	$116	$1,521	$1,637

Amounts designated as “—” are $0 or have been rounded to $0.

*	Total distributions paid may differ from what appears in the Statements of Changes in Net Assets because dividends for tax purposes are recognized when actually paid.

C. Components of Accumulated Earnings

As of April 30, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows (amounts in thousands):

Portfolio	Undistributed Ordinary Income/Tax Exempt Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation / (Depreciation)	Total Accumulated Earnings / (Deficit)*
Intermediate Municipal II Portfolio	$38	$—	$38	$(42)	$(2,523)	$(4,772)	$(7,299)

Amounts designated as “—” are $0 or have been rounded to $0.

*

Total accumulated earnings/(deficit) may differ from the total distributable earnings amounts reported in the Statements of Assets and Liabilities due to certain temporary differences between book-basis and tax-basis.

D. Capital Loss Carryforwards

As of its tax year ended April 30, 2023, the Portfolio had capital loss carryforwards which do not expire, as summarized below (amounts in thousands):

Portfolio	Short-Term Amount	Long-Term Amount	Total
Intermediate Municipal II Portfolio	$ 1,231	$ 526	$ 1,757

HC CAPITAL TRUST

Notes to Financial Statements (concluded) — April 30, 2023

E. Deferred Losses

Under current tax law, capital losses and specified ordinary losses realized after October 31 or non-specified ordinary losses realized after December 31 (ordinary losses collectively known as “late year ordinary losses”) may be deferred and treated as occurring on the first business day of the following fiscal year. The Portfolio had net deferred losses, which will be treated as arising on the first day of the fiscal year ended April 30, 2024 as follows (amounts in thousands):

Portfolio	Post-October Capital Losses
Intermediate Municipal II Portfolio	$(767)

6. RISK CONSIDERATIONS.

Market Risk — Market risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural environmental, or man-made disasters; financial, political, or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions, and the market in general, in ways that cannot necessarily be foreseen. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Credit Risk — Credit risk is the risk that an issuer (or in the case of certain securities, the guarantor or counterparty) will be unable to make principal and interest payments when due. The creditworthiness of an issuer may be affected by a number of factors, including the financial condition of the issuer (or guarantor) and, in the case of foreign issuers, the financial condition of the region.

Floating Rate Investments Risk — Coupon rates on these investments are floating, not fixed, and are tied to a benchmark lending rate. The risks associated with floating rate loans are similar to the risks of below investment grade securities. Adverse changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. The sale and purchase of a bank loan are subject to the requirements of the underlying credit agreement governing such bank loan. These requirements may limit the eligible pool of potential bank loan holders by placing conditions or restrictions on sales and purchases of bank loans. Further, bank loans are not traded on an exchange and purchasers and sellers of bank loans rely on market makers, usually the administrative agent for a particular bank loan, to trade bank loans. These factors, in addition to overall market volatility, may negatively impact the liquidity of loans. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Portfolio to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Portfolio may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

7. SUBSEQUENT EVENTS.

Management has evaluated subsequent events through the date these financial statements were issued.

The reorganization, as discussed in Note 1, whereby The Intermediate Municipal Term Bond Portfolio will acquire all of the assets and liabilities of the Portfolio, is expected to be completed after the close of business on June 23, 2023.

Based on the evaluation, no additional disclosures or adjustments were required to the financial statements as of April 30, 2023.

D +1 215 561 4200
F +1 215 561 1066

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees of HC Capital Trust and Shareholders of
The Intermediate Term Municipal Bond II Portfolio

Opinion on the financial statements

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Intermediate Term Municipal Bond II Portfolio (the "Portfolio") as of April 30, 2023, the related statement of operations for the ten months ended April 30, 2023 and the year ended June 30, 2022, and the statement of changes in net assets and financial highlights for the ten months in the period ended April 30, 2023 and for each of the two years in the period ended June 30, 2022, and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of April 30, 2023, and the results of its operations for the ten months in the period ended April, 30, 2023 and for each of the two years in the period ended June 30, 2022, and its financial highlights for the ten months in the period ended April 30, 2023, and for each of the two years in the period ended June 30, 2022, in conformity with accounting principles generally accepted in the United States of America. The accompanying financial highlights for each of the three years in the period ended June 30, 2020, were audited by other auditors. Those auditors expressed an unqualified opinion on those financial highlights in their report dated August 25, 2020.

Basis for opinion

These financial statements are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on the Portfolio's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion.

GT.COM

Grant Thornton LLP is the U.S. member firm of Grant Thornton International Ltd (GTIL). GTIL and each of its member firms are separate legal entities and are not a worldwide partnership.

Grant Thornton

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2023, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ GRANT THORNTON LLP

We have served as the auditor of one or more investment companies in the HC Capital Trust since 2021.

Philadelphia, Pennsylvania
June 23, 2023

HC CAPITAL TRUST

Additional Information — April 30, 2023 (Unaudited)

1. SECURITY PROXY VOTING. A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is contained in the Statement of Additional Information. Information regarding how the Portfolio voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available without charge, upon request, by calling 800-242-9596 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

2. SHAREHOLDER VOTES.

During the ten months ended April 30, 2023, no actions were taken by the shareholders of the Portfolio.

3. EXPENSE EXAMPLE. As a shareholder of the Trust, you incur ongoing costs, including management fees and other Portfolio expenses. This example (as set forth in the table below) is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2022 through April 30, 2023.

Actual Expenses: The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Portfolio			Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period[1]	Annualized Expense Ratio
Intermediate Municipal II Portfolio	HC Strategic Shares	Actual	$ 1,000.00	$ 1,038.30	$ 2.22	0.44%
		Hypothetical[2]	$ 1,000.00	$ 1,022.61	$ 2.21	0.44%

[1]	Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).
[2]	Represents the hypothetical 5% annual return before expenses.

4. ADDITIONAL FEDERAL INCOME TAX INFORMATION

A. Tax Exempt Distributions. The Portfolios declared and paid tax exempt distributions for the ten months ended April 30, 2023, as follows:

Portfolio	Amount (000)
Intermediate Municipal II Portfolio	$1,345

HC CAPITAL TRUST

Additional Information (continued) — April 30, 2023 (Unaudited)

5. ACCESS TO QUARTERLY HOLDINGS

A complete schedule of the Intermediate Muni II Portfolio’s portfolio holdings for the first and third fiscal quarter of each fiscal year is filed with the SEC on Form N-PORT and is available on the SEC’s website at http://www.sec.gov.

6. ADDITIONAL PORTFOLIO HOLDINGS INFORMATION

The following table reflects the percentage of the net assets of the Intermediate Muni II Portfolio attributable to the indicated type of investments.

Intermediate Municipal II Portfolio

Investment Allocation	Percentage of Net Assets
General Obligation	34.9%
Revenue Bonds	29.9%
Investment Companies	24.3%
Medical	3.6%
School District	3.2%
Higher Education	1.1%
Utilities	1.0%
Financials	0.9%
Total Investment Securities	98.9%
Total Investments	98.9%

7. BOARD APPROVAL OF INVESTMENT ADVISORY CONTRACTS

The Trust’s investment adviser is HC Capital Solutions (the “Adviser”), an operating division of Hirtle Callaghan & Co. LLC (“Hirtle Callaghan”). The Adviser provides overall investment management services with respect to HC Capital Trust (the “Trust”) and each of its separate portfolios (“Portfolios”) pursuant to the terms of two separate agreements with the Trust (the “HC Contracts”). The Adviser is authorized under the HC Contracts to purchase and sell portfolio securities for the Portfolios. Day-to-day portfolio management services, however, are generally provided to the respective Portfolios by one or more investment advisory organizations (each a “Specialist Manager”) pursuant to the terms of separate investment advisory agreements (each a “Portfolio Management Agreement”). Each Specialist Manager is responsible for providing day-to-day portfolio management services for that portion of a Portfolio’s assets allocated to it by, and under the supervision of, the Adviser.

During the ten months period ended April 30, 2023, the Trust’s Board of Trustees (the “Board”):

●	Approved Amended and Restated HC Contracts

●	Approved the continuation of certain Portfolio Management Agreements, as set forth below

In considering the information and materials described herein, the Trustees of the Trust who are not “interested persons” of the Trust or the Adviser within the meaning of the Investment Company Act (the “Independent Trustees”) were represented by, and met separately with, their independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements. Specifically, the Independent Trustees and their independent legal counsel conferred in executive sessions both with and without representatives of management prior to the March 14, 2023 Board meeting. In view of the broad scope and variety of factors and information, the Board did not find it practicable to, and did not, assign relative weights to the specific factors considered in reaching its conclusions to approve the HC Contracts and the various Portfolio Management Agreements and amendments. Rather, the conclusions were made on the basis of each Trustee’s business judgment after consideration of all of the factors taken in their entirety.

Approval of the HC Contracts. The Trust’s Board approved the continuation of both of the HC Contracts. In approving the HC Contracts, the Board gave substantial weight to the fact that the Trust and the Portfolios are designed to serve as asset allocation vehicles for, and are available exclusively to, clients of Hirtle Callaghan. Other factors considered by the Board in connection with its determination to approve the HC Contracts are summarized below.

HC CAPITAL TRUST

Additional Information (continued) — April 30, 2023 (Unaudited)

With respect to the nature, extent and quality of the services provided by the Adviser to the Trust, the Board concluded that it was satisfied with the services. The Board determined that the Adviser’s services, including its role in the selection and oversight of the Specialist Managers, the allocation of assets among the Specialist Managers in multi-manager Portfolios, the process for identifying instances where there may be a need to add, eliminate or replace a Specialist Manager and the process with regard to the efficient and economical implementation of such changes were consistent with the expectations of the Trust’s shareholders. In reaching this determination, the Board considered the services of the Trust’s executive officers, each of whom is an employee of Hirtle Callaghan, their oversight of the activities of the Trust’s administrator and other service providers, and the oversight of the Specialist Managers provided by the Adviser. The Board also considered the Adviser’s efforts to control the costs of the Trust, including obtaining advisory fee concessions from various Specialist Managers.

With respect to the performance achieved by the Portfolio, the Board viewed the overall performance of the Portfolio in the context of its use as a vehicle through which the Adviser seeks to access a specific asset class on behalf of Hirtle Callaghan clients. The Board was informed with respect to publicly available information about the performance of peer funds but based its conclusions primarily on the specific facts and circumstances of the Trust. The Board concluded that the performance results achieved by the Portfolio reflect appropriate manager selection by the Adviser and that the continuation of the relationship with the Adviser and approval of the HC Contracts were in the best interests of the Trust’s shareholders and consistent with shareholder expectations.

With respect to the fees paid to the Adviser under the HC Contracts, the Board considered the fact that Hirtle Callaghan’s standard client agreement provides for a fee reduction to the extent that a client’s assets are invested in a Portfolio that is equal to the 0.05% fee payable to the Adviser by each Portfolio under the HC Contract, effectively reducing the Adviser’s income from the Trust to 0.00%. Although informed with respect to advisory fees charged by peer funds, the Board did not consider such information to be a material factor in reaching its conclusion regarding the reasonableness of the fees paid to the Adviser by the Portfolios under the HC Contracts although the Board did consider comparisons of overall expenses to those of peer funds. In light of the unique fee reduction feature embedded in Hirtle Callaghan’s standard client agreements, the Board did not consider the financial position of the Adviser or specific information with respect to the costs and expenses incurred by the Adviser in providing services to the Trust other than to confirm the Adviser’s continued financial viability. Given the structure of the Advisor’s fee schedule, the Board determined that there was no realistic opportunity for the Portfolio to achieve economies of scale with respect to the level of the Adviser’s fee. Based on the foregoing and other information relating to the structure and level of the Adviser’s fee provided to the Board, the Board concluded that the rate at which the Adviser is paid by the Trust for the services it provides to the Portfolio is reasonable.

Continuation of Certain Portfolio Management Agreements. The Portfolio Management Agreements approved for continuance during the period (collectively, the “Continuing Agreements”) are identified below, together with the Specialist Managers subject to review during the period related to the following Specialist Managers: Breckinridge Capital Advisors, Inc. (“Breckinridge”); and City of London Investment Management Company, Limited (“CLIM”).

In its deliberations with respect to each of the Continuing Agreements, the Board recognized that, under each such agreement, a Specialist Manager is responsible only for day-to-day investment decisions with respect that portion of the Portfolio’s assets allocated to it. The Board further recognized that the Specialist Managers do not participate in the administration of the Portfolios or in the distribution of shares of the Portfolio and thus receive limited, if any, benefit from their association with the Trust other than the fee paid to them by the respective Portfolios for investment management services.

In approving the Continuing Agreements, the Board concluded that continuation of each of the Continuing Agreements was in the best interests of the Portfolio and consistent with the expectations of shareholders of the Portfolios. While the Board did not identify any particular factor as controlling, the Board gave substantial weight to the fact that the Trust is designed primarily to serve as a vehicle through which the Adviser implements asset allocation strategies on behalf of Hirtle Callaghan’s clients; and that shares of the Portfolio are generally available only to such clients. With respect to the nature, extent and quality of the services provided by each of the Specialist Managers, the Board was informed with respect to the specific investment process employed by each of the Specialist Managers in managing the assets of the Portfolio allocated to them and the qualifications of each Specialist Manager’s investment management personnel. The Board was also informed with respect to each Specialist Manager’s infrastructure and whether it appears to adequately support the strategies being implemented for

HC CAPITAL TRUST

Additional Information (continued) — April 30, 2023 (Unaudited)

the Portfolio. The Board concluded that the nature, extent and quality of the portfolio management services provided by each of the Specialist Managers were satisfactory in light of the specific strategies employed on behalf of the Portfolio and, thus, supported a decision to approve the continuation of each of the Continuing Agreements.

The Board also considered representations made by the Adviser that the performance achieved by the relevant Specialist Managers was consistent with the Adviser’s expectations in the context of the overall objectives, and multi-manager strategy, of the Portfolio. During the course of its deliberations, the Board was informed with respect to publicly available information assembled by a third-party service provider about the performance of peer funds managed by other investment advisory organizations. The Board did not specifically rely on such information but based its conclusions on the facts and circumstances related to the Portfolio.

With respect to Breckinridge, the Board was informed that the firm uses a flexible bottom-up approach that seeks to take advantage of opportunities created by inefficiencies in the market for municipal securities without exposure to excessive risk. The firm’s reported performance for the Portfolio, showed that the firm underperformed its benchmark index and an identified group of peer funds for each of the one, three and five-year periods. The Board was further informed with respect to the Adviser’s evaluation that the firm’s focus on high grade municipal securities causes its performance to lag the market when low quality securities do well, but that the Adviser has specifically contracted Breckinridge to focus on the high grade sector of the market.

With respect to CLIM, the Board was informed that CLIM’s investment strategy involves an actively managed bottom-up selection process to identify closed-end funds that City of London believes will provide the desired asset-class exposure with a lower volatility than their peers in order to take advantage of closed-end fund discount volatility. The Board noted that, with respect to the Portfolio, CLIM had managed assets for just over one year and had underperformed both its benchmark index and a group of peer funds during that period.

In concluding that continuation of the Continuing Agreements was appropriate, the Board did not rely upon any single factor but gave considerable weight to the Adviser’s recommendations and its assessment of each Specialist Manager’s overall compliance profile and the success and future ability of each Specialist Manager in capturing the the Portfolio’s desired asset class. Based on the foregoing, the Board concluded that the performance of the Specialist Managers was satisfactory, and that continuation of such contracts was in the best interest of shareholders of the Portfolio.

The Board also concluded that the fee rates at which each of the Specialist Managers is compensated under the Continuing Agreements is reasonable. In reaching this conclusion, the Board had before it financial information about the Specialist Managers relating to factors such as profitability, comparable fees charged to other institutional clients and/or to peer funds for similar services and costs incurred by the Specialist Managers in providing services to the Portfolio. The Board was also informed with respect to advisory fees paid by other, unaffiliated, funds with similar objectives and strategies. In considering this information, the Board gave substantial weight to information demonstrating that the rate at which these Specialist Managers are compensated was determined as a result of arms-length negotiations conducted by the officers of the Trust and the Adviser. Accordingly, the Board concluded that the profitability to each Specialist Manager was not a material factor in its deliberations with respect to the consideration of the approval of the Continuing Agreements.

With respect to Breckinridge, the Board was informed that the firm received an annual fee of 0.125% for each of the Portfolios it serves, and that this fee was substantially lower than the comparable industry average fees.

With respect to CLIM, the Board was informed that the firm receives an annual fee of 0.45% for Intermediate Term Municipal Bond II Portfolio. The Board was informed that the comparative fees were not necessarily directly comparable as they did not reflect advisors managing the type of closed-end fund strategies employed by CLIM, for which no comparable fee data was available.

8. OPERATION AND IMPLEMENTATION OF THE LIQUIDITY MANAGEMENT PROGRAM

Pursuant to Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Trust has adopted a liquidity risk management program (“Program”). Liquidity risk is defined as the risk that a Portfolio could not meet redemption requests without significant dilution of remaining investors’ interests in the Portfolio.

HC CAPITAL TRUST

Additional Information (continued) — April 30, 2023 (Unaudited)

The Program is overseen by the Trust’s Liquidity Risk Officer (the “Program Administrator”), appointed by the Trust’s Board of Trustees, and the Program’s principal objectives include assessing, managing and periodically reviewing the Portfolio’s liquidity risk, based on factors specific to the circumstances of each respective Portfolio.

In assessing and managing each Portfolio’s liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Portfolio’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Portfolio during both normal and reasonably foreseeable stressed conditions; and (3) the Portfolio’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Portfolio’s portfolio holdings in one of four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Portfolio primarily holds assets that are classified as Highly Liquid, and therefore the Portfolio is not required to establish a Highly Liquid Investment Minimum (“HLIM”).

At a meeting of the Board of Trustees held on March 14, 2023, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the calendar year of 2022 (the “Review Period”). The Program Administrator concluded that the Program as adopted and implemented, operated effectively to achieve the goal of assessing and managing each Portfolio’s liquidity risk. The Program Administrator also concluded that the Program remained reasonably designed to continue to manage liquidity risk going forward. The Program Administrator also stated that the Portfolio was not required to set a HLIM, no material changes were made to the Program during the Review Period, and the Portfolio was able to meet requests for redemption without diluting the remaining investors’ interests in the Portfolio.

HC CAPITAL TRUST

Additional Information (continued) — April 30, 2023 (Unaudited)

OFFICERS. The table below sets forth certain information about the Trust’s executive officers.

NAME, ADDRESS, AND AGE	POSITION(S) HELD WITH TRUST	TERM OF OFFICE; TERM SERVED IN OFFICE	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN
Geoffrey A. Trzepacz Five Tower Bridge, 300 Barr Harbor Drive, West Conshohocken, PA 19428 Born: 1975	President	Indefinite; President since 12/11/18	Mr. Trzepacz is currently the Chief Operating Officer (COO) of the Adviser since January 2018.	17
Colette Bergman Five Tower Bridge, 300 Barr Harbor Drive, West Conshohocken, PA 19428 Born: 1970	Vice President & Treasurer	Indefinite; Since 6/12/12	Ms. Bergman is currently a Director of the Adviser. She has been with the Adviser for more than five years.	17
Andrew Jones Foreside Fund Officer Services, LLC (dba ACA Group) Three Canal Plaza, Third Floor Portland, ME 04101 Born: 1994	Chief Compliance Officer	Indefinite; Since 5/12/23	Mr. Jones is currently a Principal Consultant with ACA Group, LLC. He has been with ACA Group, LLC and its predecessor organization for more than five years.	17
Umar Ehtisham Five Tower Bridge, 300 Barr Harbor Drive, West Conshohocken, PA 19428 Born: 1981	Liquidity Risk Officer	Indefinite; Since 12/01/18	Mr. Ehtisham is currently the Chief Compliance & Risk Officer (CCO) of the Adviser since May 2018.	17
Dimitrios Spiliakos Citi Fund Services 4400 Easton Commons, Suite 200 Columbus, OH 43219 Born: 1977	Secretary	Indefinite; Since 6/14/22	Mr. Spiliakos is a Vice President with Citi Fund Services Ohio, Inc. since May 2022. Prior to May 2022, Mr. Spiliakos served as a Vice President, Regulatory Administration Department, BNY Mellon Investment Servicing (US) Inc. (03/2015 – 04/2022).	17

HC CAPITAL TRUST

Additional Information (continued) — April 30, 2023 (Unaudited)

INDEPENDENT TRUSTEES. The following table sets forth certain information about the Independent Trustees.

NAME, ADDRESS, AND AGE	POSITION(S) HELD WITH TRUST	TERM OF OFFICE; TERM SERVED IN OFFICE	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN	OTHER DIRECTORSHIPS HELD BY TRUSTEE*
John M. Dyer Five Tower Bridge, 300 Barr Harbor Drive, West Conshohocken, PA 19428 Born: 1954	Trustee	Indefinite; Since 6/18/19	Mr. Dyer is currently a Board member of Cox Enterprises, Inc. (technology, communications and automotive services) (“Cox”) since 2010 and World Wide Technology (technology services) since 2019.	17	EBSCO Industries (diversified business) (11/20 to current)
Jarrett Burt Kling Five Tower Bridge, 300 Barr Harbor Drive, West Conshohocken, PA 19428 Born: 1943	Trustee	Indefinite; Since 7/20/95	For more than the past five years Mr. Kling has been a managing director of CBRE Investment Management, LLC, a registered investment adviser.	17	None
R. Richard Williams Five Tower Bridge, 300 Barr Harbor Drive, West Conshohocken, PA 19428 Born: 1945	Trustee and Chairman	Indefinite; Trustee Since 7/15/99; Chairman since 3/21/17	Since 2000, Mr. Williams has been the owner of Seaboard Advisers (consulting services).	17	None
Richard W. Wortham, III Five Tower Bridge, 300 Barr Harbor Drive, West Conshohocken, PA 19428 Born: 1938	Trustee	Indefinite; Since 7/20/95	Mr. Wortham is currently the President and Chief Executive Officer of The Wortham Foundation and has been a Trustee for more than the past five years. Prior to April 2021 and for more than the past five years, Mr. Wortham served as a director of Oncor Electric Delivery Company LLC.	17	None

HC CAPITAL TRUST

Additional Information (concluded) — April 30, 2023 (Unaudited)

INTERESTED TRUSTEE. The following table sets forth certain information about the Interested Trustee.

NAME, ADDRESS, AND AGE	POSITION(S) HELD WITH TRUST	TERM OF OFFICE; TERM SERVED IN OFFICE	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN	OTHER DIRECTORSHIPS HELD BY TRUSTEE*
Geoffrey A. Trzepacz** Five Tower Bridge, 300 Barr Harbor Drive, West Conshohocken, PA 19428 Born: 1975	Trustee and President	Indefinite; Since 1/01/19	Mr. Trzepacz is currently the Chief Operating Officer (COO) of the Adviser since January 2018.	17	None

*	The information in this column relates only to directorships in companies required to file certain reports with the SEC under the various federal securities laws.

**	Mr. Trzepacz is considered to be “interested” as a result of his present positions with the Adviser or its affiliates.

Additional information about the Portfolios’ Trustees and officers may be found in the Portfolios’ Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-242-9596.

HC CAPITAL TRUST

Trustees

GEOFFREY A. TRZEPACZ*

JOHN M. DYER

JARRETT B. KLING

R. RICHARD WILLIAMS

RICHARD W. WORTHAM III

* ‘Interested Person’ as that term is defined in the Investment Company Act of 1940.

Investment Adviser HC Capital Solutions Five Tower Bridge 300 Barr Harbor Drive, 5th Floor West Conshohocken, PA 19428	Counsel Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018
Administrator Citi Fund Services Ohio, Inc. 4400 Easton Commons, Suite 200 Columbus, OH 43219	Independent Registered Public Accounting Firm Grant Thornton LLP Two Commerce Square 2001 Market Street, Suite 700 Philadelphia, PA 19103
Distributor Ultimus Fund Distributors, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246	Custodian State Street Bank and Trust Company State Street Financial Center 1 Lincoln Street Boston, MA 02111-2900

This report is for the information of the shareholders of HC Capital Trust. Its use in connection with any offering of the Trust’s shares is authorized only in case of a concurrent or prior delivery of the Trust’s current prospectus. The prospectus contains more complete information, including investment objectives, risks, fees and expenses and should be read carefully before investing or sending any money.

6/23

Item 2. Code of Ethics.

Not Applicable

Item 3. Audit Committee Financial Expert.

Not Applicable

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees
2022	$4,794
2023	$26,470

For the fiscal years ended June 30, 2022 and April 30, 2023, the aggregate fees billed by Grant Thornton LLP for professional services rendered for the audits of the financial statements or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years for the Registrant are shown in the table above.

(b) Audit-Related Fees
2022	$0
2023	$2,500

For the fiscal years ended June 30, 2022 and April 30, 2023, the aggregate fees billed by Grant Thornton LLP for professional services rendered for audit-related fees related to the consent on Form N-14 for the registration statement for those fiscal years for the Registrant are shown in the table above.

(c) Tax Fees
2022	$1,064
2023	$6,700

Tax fees include the aggregate fees billed in each of the last two fiscal years for professional services related to tax compliance, tax advice, and tax planning. Such tax services included the review of income and excise tax returns for the Registrant as shown in the table above for the fiscal years ended June 30, 2022 and April 30, 2023.

(d) All Other Fees
2022	$0
2023	$0

(e)(1) - Except as permitted by Rule 2-01 (c)(7)(i)(c) of Regulation S-X, the HC Capital Trust Audit Committee must pre-approve all audit and non-audit services provided by the independent accountants relating to the operations or financial reporting of the Portfolios. Prior to the commencement of any audit or non-audit services to a Fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

(e)(2) – The following percentages of the services summarized in (b)-(d) above were approved by the Audit Committee pursuant to Rule 2-01 (c)(7)(i)(c) of Regulation S-X.

2022	0%
2023	0%

(f) - Not applicable.

(g) - For the fiscal years ended June 30, 2022 and April 30, 2023, the aggregate non-audit fees billed by Grant Thornton LLP for services rendered to the Registrant and to the Registrant’s investment advisers (the “Advisers”) and any entity controlling, controlled by, or under common control with the Advisers that provided ongoing services to the Registrant were $0 and $0, respectively.

(h) - Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not Applicable

Item 6. Schedule of Investments.

(a) Not Applicable

(b) Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (“the Act”) (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosures of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) The Code of Ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HC Capital Trust

By (Signature and Title)	/s/ Geoffrey Trzepacz
Geoffrey Trzepacz, Principal Executive Officer

Date:	June 30, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Colette Bergman
Colette Bergman, Principal Financial Officer

Date:	June 30, 2023

By (Signature and Title)	/s/ Geoffrey Trzepacz
Geoffrey Trzepacz, Principal Executive Officer

Date:	June 30, 2023